SELECTED STATEMENTS OF INCOME DATA - Schedule of Net Earnings Per Share (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement Related Disclosures [Abstract]
Net income to ordinary shareholders	$ 338,301	$ 265,945	$ 199,223
Weighted average number of shares (in shares)	63,590	63,790	63,189
Effect of dilutive securities: Add - employee stock options and RSU (in shares)	995	894	1,605
Warrants issued in the exchangeable notes transaction (in shares)	1,680	1,781	2,102
Denominator for diluted net earnings per share - adjusted weighted average shares (in shares)	66,265	66,465	66,896